IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,054,714	$ 931,129
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	101,249	83,989
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	18,590	15,379
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	18,590	15,379
Securitization exposures [member] | Internal Ratings Based [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	15,333	10,823
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	15,333	10,823
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,257	4,556
Securitization exposures [member] | Standardized approach risk [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 3,257	$ 4,556